OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 10 – OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2020	2019
Other taxes payable	$2,376,090	$3,614,082
Accrued payroll & welfare	14,435	13,623
Accrued expense & liability	21,521	191,918
Others	90,820	55,906
	$2,502,866	$3,875,529